SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

                      FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933           X

Pre-Effective Amendment No.          1

Post-Effective Amendment No.     [1]
File No. 33-95102            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940     X

Amendment No.  1    [2]
File No. 811-9078            [X]


S.I.S. MERCATOR FUND, INC.
(Formerly, NAVIGATOR FUND, INC.)
(Exact Name of Registrant as Specified in Charter)

 1325 Morris Drive, Suite 203, Wayne, PA 19087
 (Address of Principal Executive Office)(Zip Code)

Registrant's Telephone Number, including Area Code
(610) 993-0670

 Richard T. Coghlan, President
 S.I.S. Mercator Fund, Inc.
 1325 Morris Drive, Suite 203, Wayne, PA  19087
 Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire,
Stradley, Ronon, Stevens & Young, Great Valley Corporate
Center, 30 Valley Stream Parkway, Malvern, PA 19355,
(610) 640-5801.

Approximate Date of Public Offering - As soon as possible
after this registration statement is declared    [It is
proposed that this filing will become]
effective.   [(check appropriate box):

     Immediately upon filing pursuant to paragraph (b)
     On __________________ pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
     On (date) pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     On February 8, 1996 pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:]
     This [post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The]     Registrant is registering    [has
registered]     an indefinite number of shares of
common stock under the Securities Act of 1933
pursuant to Rule 24f-2 under the Investment Company
Act of 1940.  The registrant has not yet sold any
securities pursuant to rule 24f-2.    [Registrant
will file a rule 24f-2 Notice and an opinion of counsel regarding the legality of the issuance of its shares within 60 days after the end of its fiscal year.]

                   FORM N-1A

             CROSS REFERENCE SHEET
           (as required by Rule 481)


FORM N-1A PART A ITEM NO.
          PROSPECTUS LOCATION

Item 1.   Cover Page..........................Cover Page
Item 2.   Synopsis...........................     Prospectus
                                        Summary
Item 3.   Condensed Financial Information.....Not Applicable
Item 4.   General Description of Registrant...Investment
                                        Objectives and
                                        Policies;
                                        Policy
                                        Overview; The
                                        Global Equity
                                        Portfolio; The
                                        Global Income
                                        Portfolio;
                                        Fixed Income
                                        Securities;
                                        Investment
                                        Risks; General
                                        Information

Item 5.   Management of the Fund.............     Management of
                                                  the Fund; Fund
                                                  Administration

Item 6.   Capital Stock and Other Securities.     Dividends,
                                                  Distributions
                                                  and Taxes;
                                                  General
                                                  Information

Item 7.   Purchase of Securities Being
          Offered............................     Price of
                                                  Portfolio
                                                  Shares;
                                                  Distribution of
                                                  Fund Shares

Item 8.   Redemption or Repurchase...........     Redemption of
                                                  Shares;
                                                  Exchange of
                                                  Shares

Item 9.   Pending Legal Proceedings..........     Not Applicable


FORM N-1A PART B ITEM NO.
LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page.........................     Cover Page

Item 11.  Table of Contents..................     Table of
                                   Contents

Item 12.  General Information and History....     General
                                                  Information

Item 13.  Investment Objectives and Policies.     Investment
                                                  Objectives and
                                                  Policies;
                                                  Fundamental
                                                  Policies;
                                                  Operating
                                                  Policies;
                                                  Options Futures
                                                  and Loans

Item 14.  Management of the Fund.............     Management of
                                                  the Fund

Item 15.  Control Persons and Principal
          Holders of Securities..............     Not Applicable

Item 16.  Investment Advisory and Other
          Services...........................     Investment
                                                  Management
                                                  Services

Item 17.  Brokerage Allocation and Other
          Practices..........................     Investment
                                                  Manager
                                                  Services

Item 18.  Capital Stock and Other Securities.     General
                                                  Information

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered........     Sale of Fund
                                                  Shares;
                                                  Purchase and
                                                  Redemption of
                                                  Shares;
                                                  Distribution

Item 20.  Tax Status.........................     Tax Status

Item 21.  Underwriters.......................     Distribution

Item 22.  Calculation of Performance Data....     Calculation of
                                                  Performance
                                                  Data

Item 23.  Financial Statements...............     Not Applicable
                                                  [Financial
                                                  Statements]


FORM N-1A PART C ITEM NO.
LOCATION IN PART C

Item 24.  Financial Statements and Exhibits..     Financial
                                                  Statements and
                                                  Exhibits

Item 25.  Persons Controlled by or Under
          Common Control with Registrant.....     Persons
                                                  Controlled by
                                                  or Under Common
                                                  Control with
                                                  Registrant

Item 26.  Number of Holders of Securities....     Number of
                                                  Holders of
                                                  Securities

Item 27.  Indemnification....................     Indemnification

Item 28.  Business and Other Connections of
          Investment Advisor.................     Business and
                                                  Connections of
                                                  Investment
                                                  Advisor and
                                                  Subadvisors

Item 29.  Principal Underwriters.............     Principal
                                                  Underwriters

Item 30.  Location of Accounts and Records...     Location of
                                                  Accounts and
                                                  Records

Item 31.  Management Services................     Management
                                                  Services

Item 32.  Undertakings.......................     Undertakings
/TABLE

S.I.S. Mercator Fund, Inc.

1325 Morris Drive, Suite 203
Wayne, Pennsylvania  19087
Telephone:  610-993-0670


PROSPECTUS
October 31
   [November 20], 1995
S.I.S. Mercator Fund, Inc. (the Fund ) is an open-end, diversified investment company that consists of two Portfolios:

 i) the Global Equity Portfolio, whose investment objective is to achieve a high rate of total return, with emphasis on capital appreciation, by investing principally in equity securities of companies located anywhere in the world, but predominately in the developed countries, and

ii)  the Global Income Portfolio, whose investment
objective is to achieve a relatively stable
   [seek a ]    rate of total return with emphasis
on yield, by investing     [which fluctuates less
than that of the Global Equity Portfolio by
putting emphasis on income.  The Portfolio
invests]     principally in fixed income
securities and, to a lesser extent, in equity securities of high quality companies located predominately in the developed countries with, at most, very limited exposure to less developed countries.

The minimum initial investment in each Portfolio
is $100,000.  Subsequent investments are not
subject to a minimum purchase requirement.  The
Fund, in its discretion, may waive the initial
minimum purchase requirement.
This prospectus contains a concise statement of
information about the Fund a prospective investor
should know before investing and should be
retained for future reference.  A  Statement of
Additional Information,  dated  October 31
   [November 20]    , 1995, containing additional
information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. A copy may be obtained without charge by writing to the Fund at the address given above.
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS


Prospectus Summary.............................    1

Investment Objectives & Policies...............    5     S.I.S.

Policy Overview................................    7     Mercator
The Global Equity Portfolio.................... 8    [9]           Fund,

The Global Income Portfolio....................    9     Inc.

Fixed Income Securities........................   11

Foreign Currency Transactions..................   12

Borrowing and Lending..........................   13

Futures Contracts and Options..................   14

Investment Risks...............................   14

Management of the Fund.........................   18

Fund Administration............................   19    [20]

Shareholder Services...........................   20

Distribution of Fund Shares....................   20    [21]

Price of Portfolio Shares......................   22

Purchase of Shares.............................   23

Exchange of Shares.............................   25

Dividends, Distribution & Taxes................   25    [26]

Redemption of Shares...........................   28    [29]

Performance Calculations.......................   31    [32]

General Information............................   32    [33]
/TABLE

No dealer, salesman or other person has been
     Prospectus
authorized to give any information or to make
October 31

                  [November 20]    , 1995
any representation other than those contained in this prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Advisor, the Administrator, the Distributor or any affiliate thereof. This prospectus does not constitute an offer to sell or a solicitation
Strategic
of any offer to buy in any state to any person
Investment
to whom it is unlawful to make such offer in Services such state.
     Investment Advisor

               Prospectus Summary

Investment Objectives
S.I.S. Mercator Fund,Inc. is an open-end
investment company consisting of two
separate, diversified portfolios:  the Global
Equity Portfolio, which seeks a high rate of
total return, with emphasis on capital
appreciation, by investing principally in
equity securities of companies around the
world, including the United States, and the
Global Income Portfolio, which seeks a
relatively stable rate of total return , with
emphasis on yield, by investing     [which
fluctuates less than that of the Global
Equity Portfolio, by putting emphasis on income. The Portfolio invests] principally in high-quality, liquid, fixed income securities having less investment risk. (See page 5.)

Investment Policies
Both Portfolios are widely diversified to reduce risk. At least 65% of the total assets of each Portfolio will be invested in securities of companies and/or governments in at least three different countries.
Portfolio allocations are adjusted according to international business cycle developments in order to take advantage of, and also to minimize, the special risks associated with changing economic conditions. The Portfolios provide a flexible investment approach that tries to anticipate, and protect against, business cycle risks. (See page 7.)

Investment Advisor
Strategic Investment Services (the
and Distributor
"Advisor")    [has not previously managed a
mutual fund but it]     has extensive
experience managing global accounts in a manner consistent with the investment objectives and policies of the Portfolios.
East Coast Consultants, Inc. serves as
distributor of the Fund's shares.  (See pages
18 and 20.)

Risks
Each Portfolio is subject to risks associated with business cycles in the countries in which it invests, political uncertainties and exchange rate fluctuations. The global nature of the Portfolios has the potential to reduce risks substantially, but also is subject to risks that do not exist in a single country fund. (See page 14.)


Share Transactions
Shares are sold and redeemed by the Fund at the current net asset value of the shares.
The purchase and redemption of shares must be requested in writing, signed by a person who is authorized to give instructions for the investor's account. (See pages 23 and 28.)

Share Exchanges
Investors may exchange shares of one
Portfolio for those of the other Portfolio, without payment of a fee. (See page 25.)

Dividends
The Fund intends to pay annual dividends from net investment income and make annual distributions of any net capital gains.
Capital gains distributions and dividend payments will be automatically reinvested in additional shares, at net asset value, unless payment in cash is requested in writing by the shareholder.

                 Fund Expenses

     There is no sales charge or shareholder
transaction  expenses.

     Annual Portfolio Operating Expenses
     (as a percentage of average net assets)

Management Fee......................0.90%

12b-1 Fee...........................0.25%
Other Expenses......................0.75%
Total Fund Operating Expenses.......1.90%

     Example:
     The following example illustrates
maximum expenses that are expected to be
incurred on a $1,000 investment in each
Portfolio, assuming a 5% annual return.  The
example assumes that all dividends and
distributions are reinvested in Portfolio
shares.
     1 year         3 years
       19                  60
     The amounts shown in this example
should not be considered representative of past or future expenses. Actual expenses may be greater or less than those shown.
Further, while the example assumes a 5%
annual return, the Portfolio's actual
performance will vary and may be greater or less than 5% per year.

     The foregoing table and example are
provided is to assist the investor in
understanding the various direct and indirect
costs and expenses that an investor in the
Fund would bear.  The table and example show
each Portfolio's estimated expenses as a
percentage of its estimated average annual
assets.  The "Other Expenses" shown are based
on estimates for fiscal year ended
   [ending]     October 31, 1996, the initial
fiscal year of Fund investment operations.
Actual expenses may vary. For more detailed information, see "The Advisor," the
"Administrator," "Shareholder Services" and
"Distribution of Fund Shares."

        Investment Objectives & Policies

     The Fund is an open-end, investment
company consisting of two separate,
diversified Portfolios.

       i) The Global Equity Portfolio,
invests principally in equity securities of companies located anywhere in the world, but predominately in industrialized countries.
Its investment objective is to achieve a high rate of total return, with emphasis on capital appreciation. Most investments will be made in equity securities which the Advisor believes have the potential for capital appreciation. The receipt of dividend income of the Portfolio will also be a factor in selecting equity investments.
Also, the Portfolio may hold fixed-income securities when, in the Advisor's judgment, these securities offer an attractive rate of total return in relation to anticipated returns on equity securities.

      ii) The Global Income Portfolio
invests principally in medium and long-term,
liquid, high quality fixed income securities
issued by governments, supranational
organizations and companies located in
industrialized countries, with, at most, very
limited exposure to less-developed countries.
Its investment objective is to achieve a
relatively stable    [seek a ]     rate of
total return with emphasis on yield    [which
fluctuates less than that of the Global
Equity Portfolio by putting emphasis on
income]    .  To a lesser extent, it may also
invest in equity securities which have an attractive rate of return and whose market prices the Advisor expects will remain relatively stable in relation to the price of fixed income securities.

     iii) Each Portfolio ordinarily will
invest at least 65% of its total assets in securities of companies and/or governments of at least three different countries. Neither
Portfolio will invest more than 25% of its total assets in securities of companies in a single industry. Country allocations, sector and asset selections, as well as duration and maturity decisions, will be based on the Advisor's continuing research of economic, financial and political developments in the major industrialized countries. Portfolio holdings will be widely diversified. The
Portfolios may invest in securities of
companies and governments in the Far East, Western Europe, South Africa, Australia,
Canada, as well as the U.S. and other areas.
The Global Equity Portfolio does not intend to invest more than 10% of the value of its total assets in securities of governments or companies in developing countries, whereas the Global Income Portfolio will limit investments in such securities to not more than 5% of its total assets. The investment objectives of the Portfolios may not be changed without shareholder approval.

                Policy Overview

     The Global Equity and Global Income
Portfolios are managed in accordance with the concept that broad diversification across individual assets, sectors, asset types, countries and time, applied consistently, ac-

cording to quantitative forecasts of changing business cycle conditions in the United
States and other countries, can reduce risk and increase returns. Asset selection is based, in part, on the Advisor's view of the business cycle, not only in a single country but within all the major economies.
Considerations that the Advisor believes are crucial to rational asset allocation include:
the expected direction of interest rates, including movements in the yield curve, the anticipated direction of exchange rates, the perceived direction of economic activity and corporate profitability, inflation and inflationary expectations, central bank policies, taxes, other fiscal policies as well as money and credit growth. Portfolio allocation decisions are based on the Advisor's long-term view, but are also constantly monitored for changes in economic conditions, the political situation and investment markets to determine whether events are consistent with the Advisor's expectations and whether any developments are occurring that might cause those expectations to change. The composition of each Portfolio is adjusted to reflect the Advisor's view of changing conditions.

     The Fund is designed for individual and
institutional investors seeking globally diversified investment portfolios, based on active research and management, which take into account changes in different countries' business cycles. The Portfolios are intended for long-term investors who can accept the risks entailed in investment in foreign securities. The Fund provides a flexible investment approach that tries to anticipate, and protect against, the cycle risks involved. The Portfolios should not be relied upon as a complete investment program, or used to play short-term swings in the investment markets.

          The Global Equity Portfolio

     The Global Equity Portfolio invests
principally in common stocks of large,
liquid, high-capitalization companies in the major industrialized countries which, the
Advisor believes, have the potential for growth of capital or income or both. The
Portfolio may invest in American Depository
Receipts and Global Depository Receipts for which there is, in the Advisor's judgment, a liquid market. In order to increase total return, the Portfolio may invest up to 25% of its assets in other types of securities, including warrants, that have higher current yields, including convertible securities, preferred stocks, bonds, notes and other debt securities as described under "Fixed Income
Securities."

          The Global Income Portfolio

     The Global Income Portfolio invests in
a globally diversified portfolio consisting
principally of medium and long-term U.S. and
foreign fixed income obligations.  The
emphasis is on large, liquid issues carrying
a high credit rating, as described under
"Fixed Income Securities."  Ordinarily, most
investments will be in government debt or the
debt of supranational institutions    [rated
at least AA by Standard & Poor's Corporation
("S&P") or a comparable rating by Moody's
Investors Services, Inc. ("Moody's")]    .
Market and maturity selections are based on relative and absolute business-cycle developments in order to maximize income and capital gains potential while minimizing risk. Allocation decisions will depend on the level of interest rates available in different countries, relative interest rates within the country, i.e., the yield curve, the expected change in interest rates and the outlook for the currency exchange rates.
These conditions will depend on, among other things, the stability and ability of the government's fiscal policy, monetary policy, balance of payments, inflation and the growth rate of the economy.

     Ordinarily, the Portfolio will hold at
least 65% of its investments in at least three different countries, but may invest in fixed income obligations of only one country for temporary, defensive purposes. Normally, the Portfolio's assets will be invested principally in fixed income securities issued or guaranteed by the U.S. or foreign governments, their agencies and instrumentalities and supranational organizations. To a lesser extent, investments may be made in domestic and foreign corporate obligations rated at least investment grade (BBB). There may also be circumstances when the Portfolio will hold equities, including preferred and convertible stocks, and relatively high yielding, high quality common stocks, but not in excess of 40% of the total value of the Portfolio.
Such investments will be made, if conditions seem appropriate, in order to protect the capital value of the Portfolio while continuing to emphasize income. This will depend on the circumstances at the time, and available investment opportunities, and will become increasingly likely if interest rates are expected to increase.

     By investing in both international and
domestic fixed-income securities, the
Portfolio can expand its investment horizons while providing an effective means of reducing volatility associated with concentration in a single country or region.
Since the economies, interest rates, and currency exchange rates of various countries often follow different cycles, the resulting variation of performance by the world's fixed-income markets, in the Advisor's opinion, provides an effective means of diversification.

            Fixed Income Securities

     Both Portfolios may invest in fixed-
income securities of the types described below, having intermediate and long maturities. Ratings are determined at the time of purchase and the Portfolios are not obligated to sell securities in the event of a subsequent rating reduction.

     The Portfolios may invest in debt
securities issued by the U.S. Treasury,
including bills, notes and bonds, U.S.
Government Agency Obligations issued or
guaranteed by U.S. government-sponsored
instrumentalities and federal agencies, debt
securities issued by foreign governments and
supranational organizations, such as the
European Coal and Steel Community, the
European Economic Community and the World
Bank    [rated at least AA by S&P or a
comparable rating by Moody's]    .  In
addition, the Portfolios may invest in U.S.
and foreign corporate debt securities,
including banks (e.g., bonds and debentures)
which are rated at least Baa3 by Moody's
Investors Services, Inc. ("Moody's") or BBB
by Standard & Poor's Corporation ("S&P")
   [or BBB by S&P]     or if unrated, when
the Advisor determines that they are of
comparable quality to similar issues of the same issuer rated at least BBB or Baa3.
[Debt securities rated Baa3 or BBB may have some speculative characteristics.]

     Each Portfolio, for temporary or
defensive purposes, may invest as much as 80% of the value of its total assets in domestic and/or foreign money market instruments including, but not limited to, government obligations, certificates of deposit, bankers acceptances, high quality commercial paper, short-term corporate debt issues, and repurchase agreements.

         Foreign Currency Transactions

     Foreign investments of the Portfolios
ordinarily will be denominated, and purchased by, the Portfolios in foreign currencies.
Foreign currency exchange transactions
normally will be transacted either on a spot
(i.e., cash) basis at the spot (current) rate prevailing in the foreign currency exchange markets, or by entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts may also be used to protect the Portfolios against an increase in the level of foreign exchange rates and they may be bought or sold to hedge the value of a Portfolio's assets, in terms of U.S. dollars, against adverse changes in exchange rates between foreign currencies and the U.S. dollar. The Advisor, as part of its fundamental research, also provides forecasts of currency movements against the dollar. As a result, there may be times when, in the Advisor's opinion, it will be appropriate to hedge the foreign currency exposure of a Portfolio back into dollars in order to reduce risk or improve the expected return.

             Borrowing and Lending

     Each Portfolio may borrow money from
banks as a temporary measure for
extraordinary purposes or to facilitate
redemptions. A Portfolio will not borrow money in excess of 33 1/3% of the value of its total assets and will maintain asset coverage in respect of borrowings of at least
300%. If asset coverage falls below 300%, within three business days thereafter, the Portfolio will reduce its borrowings to a level where asset coverage is at least 300%.
The Fund has no intention of increasing
Portfolio income through borrowing;
therefore, investment securities will not be purchased by a Portfolio if it has outstanding borrowings in excess of 5% of its net assets. The Portfolios are also authorized to lend their securities holdings to securities firms and institutional investors for the purpose of increasing their income or reducing expenses. While the Portfolios are authorized to loan a maximum of 33 1/3% of their assets, they have no intention to commit more than 5% of their assets to securities loans for the foreseeable future.

         Futures Contracts and Options

     The Portfolios are authorized to buy
and sell financial futures contracts, options to buy and sell such contracts, as well as put and call options on securities.
Financial futures contracts would include contracts on securities indices, interest rates, currencies. However, the Advisor has no present intention to commit more than 5% of each Portfolio's assets to these types of investments for the foreseeable future.

                Investment Risks

     Naturally, there can be no assurance
that the Portfolios will achieve their
investment objectives. The Portfolios should not be relied upon as a complete investment program, or used to take advantage of short-term swings in the investment markets.
Investors should also understand, and
consider carefully, the special risks
involved in foreign investing. These risks are often heightened for investments in emerging or developing countries.

                Foreign Currency

     Investments in foreign securities
normally will be denominated in foreign
currencies. As a result, the value of the assets of the Portfolios, as measured in U.S.
dollars, may be affected significantly by changes in foreign currency exchange rates, currency restrictions, and exchange control regulations. Further, the Portfolios may incur costs in converting currencies.

                     Costs

     The expenses of individual investors of
investing directly in foreign securities are high relative to similar costs of investing in U.S. securities. While the Fund offers an efficient way for investors to participate in foreign securities markets, Portfolio expenses, including advisory and custodian fees, are higher than typical domestic equity and fixed income mutual funds.

                Economic Factors

     The economies of the countries in which
the Fund may invest (Portfolio Countries) may differ, favorably or unfavorably, from the U.S. economy and may be less developed or diverse. Certain countries are heavily dependent upon international trade and, accordingly, have been and may continue to be affected by protectionist measures, as well as dependent on a limited number of commodities, and thus sensitive to changes in world prices for these commodities. Further, there is no assurance that the pattern of growth exhibited by certain Portfolio
Countries in the past will continue.

               Political Factors

     The internal politics of many Portfolio
Countries are not as stable as in the United
States.  Further, certain governments
continue to participate to a substantial degree, though ownership interest or regulation, in their respective economies and securities markets. Action by these governments could include restriction on foreign investment, expropriation of assets, and/or imposition of taxes. Any of these actions could have a significant effect on market prices of securities, the ability of the Fund to repatriate capital and income, and the value of the Portfolios' investments.

             Market Characteristics

     Many of the securities markets of
Portfolio Countries have substantially less volume than the New York Stock Exchange
("NYSE") or U.S. bond markets, and the
securities of some companies in these
countries may be less liquid and subject to greater price volatility than securities of comparable U.S. companies. Further, securities settlement practices of some
Portfolio Countries may be subject to delays and otherwise differ from those customary in the U.S. markets.

              Legal and Regulatory

     Certain Portfolio Countries use
different accounting, auditing, and financial reporting standards, may have less governmental supervision of securities markets, brokers, and issuers of securities, and less financial information available to investors than is usual in the United States.
Also, there may be difficulty in enforcing the Fund's legal rights outside the United
States.

             Repurchase Agreements

     The Portfolios may enter into
repurchase agreements with banks or broker-dealers. Under the Investment Company Act of
1940, repurchase agreements are considered collaterized loans by the Portfolio to the seller, secured by the securities transferred to the Portfolio. Repurchase agreements will be fully collateralized by securities in which the Portfolios are authorized to invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the
Portfolio might experience delay or
difficulty in recovering its cash. If, in the meantime, the value of the collateral had decreased, the Portfolio could experience a loss. The Fund considers repurchase agreements having a maturity of more than 7 days to be illiquid securities and they are subject to the Fund's policy that a Portfolio may not invest more than 15% of its net assets in illiquid securities.

             Management of the Fund

     The Board of Directors is responsible
for establishing Fund policies and overseeing the management of the Fund. They have retained Strategic Investment Services
("Advisor") to provide investment management services to each of the Portfolios. The
Advisor provides the Portfolios with
continuous investment programs, and a trading department, and selects brokers and dealers to effect securities transactions. Portfolio securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of a Portfolio's shares. Dr. Richard T. Coghlan,
President of the Advisor, is primarily
responsible for day-to-day management of the Fund's investments. While neither the
Advisor nor Dr. Coghlan has previously
managed a mutual fund, they have served as investment advisor to two investment partnerships with substantially identical investment policies to the Fund's Portfolios.
For investment management services, the
Advisor receives a monthly fee from each Portfolio which, on an annual basis, equals
 .90% of the average net asset value of the Portfolio. The fee rate is higher than most mutual funds, but is believed comparable to fee rates paid by mutual funds which invest in foreign securities.

     In addition to the fees of the Advisor,
the Fund is responsible to pay all expenses incurred in its operation, including, among other things, expenses for legal and independent accountant services, shareholder reports, state and federal registration of its shares, fees and expenses of disinterested directors, printing costs, insurance, interest, taxes, fees and costs of organizations and persons providing services to the Fund, including the Advisor, Distributor, Administrator and Custodian.

              Fund Administration

     The Advisor also serves as
administrator of the Fund and provides cer-

tain administrative services necessary for the Fund's operations. These services include administration of the Fund's business affairs, supervision of services provided by other organizations providing services to the Fund, including the custodian, dividend disbursing agent, legal counsel and independent accountants, preparation of certain Fund records and documents, record keeping and accounting services. For these services, each Portfolio pays the Advisor a monthly fee which, on an annual basis, equals
 .25% of the average net assets of each
Portfolio.

              Shareholder Services

     The Fund has adopted a Shareholder
Services Plan for each Portfolio which is designed to promote the retention of shareholder accounts. Under this Plan, the Portfolios are each authorized to pay East
Coast Consultants, Inc. (see "Distribution of
Fund Shares") a monthly fee which, on an annual basis, may not exceed .25% of the average net assets of the Portfolio.
Payments under the Plan would be used, among other things, to compensate persons and/or organizations that provide services to shareholders that are designed to encourage them to maintain their investments in the Portfolios.

          Distribution of Fund Shares

     East Coast Consultants, Inc. (the
"Distributor") serves as distributor of the Fund's shares pursuant to an agreement which provides that the Distributor will use its best efforts to promote the sale and retention of Fund shares.

     The Portfolios have adopted a
Distribution Plan pursuant to which each Portfolio pays the Distributor a monthly fee which, on an annual basis, may not exceed
 .25% of each Portfolio's average net assets, for providing certain distribution services.
These services can include: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, and to defray overhead expenses of the Distributor incurred in connection with the promotion and sale of Fund shares.

     The principal office of the Advisor and
the Distributor is located at 1325 Morris
Drive, Suite 203, Wayne, Pennsylvania 19087.
The Advisor is a Pennsylvania partnership formed in 1989 by bringing together existing research and management activities. The general partners of the Advisor are East
Coast Consultants, Inc. and F.I.P. Corp., both Pennsylvania corporations. Richard T.
Coghlan, President and a director of the Fund, the Distributor and the Advisor, owns a controlling interest in these corporations and, therefore, also controls the Advisor.
Dr. Coghlan serves as portfolio manager of the Fund and has been the chief investment officer of the Advisor since it was organized. Since 1989, the Advisor has managed a number of investment accounts, including two limited partnerships, whose investment objectives and policies closely paralleled those of the Global Equity and Global Income Portfolios.

           Price of Portfolio Shares

     Each Portfolio's shares are sold at the
current net asset value per share, which is determined as of the close of the NYSE, on each day that the exchange is open for trading, by dividing the total market value of the Portfolio's investments and other as-

sets, less any liabilities, by the number of outstanding shares of the Portfolio. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities are valued at the last quoted sales price on the day when the valuation is made. Securities listed on a foreign exchange are valued at the latest quoted market price available before the time when assets are valued. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors. Debt securities may be valued on the basis of prices provided by a pricing service using methods approved by the Board of Directors.
All assets and liabilities initially
expressed in foreign currencies will be
converted into U.S. dollars at the bid price of such currencies against the U.S. dollar last quoted by a major bank or broker on the day of valuation. If such quotations are not available as of the close of the NYSE, the rate of exchange will be determined in accor-

dance with policies established in good faith by the Board of Directors. Portfolio securities will be traded in foreign markets which are open at times when the NYSE is closed. As a result, the net asset value of the Fund's shares might be significantly affected at times when shareholders have no access to the Fund.

               Purchase of Shares

     In order to open a new account, it is
necessary to complete and return to the
Administrator, at 1325 Morris Drive, Suite
203, Wayne, PA, a properly completed Account
Registration Form and remit a check or wire order in payment of Fund shares to the Fund's custodian, Bank of California, N.A.
("Custodian"), at the address set forth
below. An initial purchase must be in the amount of at least $100,000, which can be invested in either Portfolio. The Fund, in its discretion, is authorized to waive the minimum initial purchase requirement. There is no minimum purchase requirement for subsequent investments.

     Shares are purchased at the next-
determined net asset value after the
investor's properly completed Account
Registration Form has been received by the
Transfer Agent, Strategic Investment
Services, and the investor's payment has been
received by the Custodian in the form of
federal funds.  Share certificates will not
be issued by the Fund except upon the
shareholders's written request, which must be
made to the Transfer Agent.  The Fund
ordinarily is credited with federal funds
within one business day after receipt of an
investor's check. Thus, if    [If]     a
check is received by the Custodian by the
close of the NYSE (4:00 P.M. Eastern Time),
shares will be priced at the net asset value
calculated as of the close of the NYSE on the
business day following receipt of the
check    [that day].      If the check is
received after the close of the NYSE, shares
will be priced, as of the close of the NYSE,
on the second    [next]     business day
following receipt of the investor's check.
In order to prevent lengthy processing delays
caused by the clearing of foreign checks, the
Fund will only accept a foreign check which
has been drawn in U.S. dollars and has been
issued by a foreign bank with a U.S.
correspondent bank.     [Checks should be
made payable to the Portfolio selected,
either S.I.S. Mercator Equity Portfolio or
S.I.S. Mercator Income Portfolio. Investors desiring to purchase shares of both
Portfolios should write a separate check for each Portfolio]

     To order shares for purchase by federal
funds wire, the Transfer Agent must be
notified first by calling 610-993-0670
[2150]     to obtain an account number and to
provide your federal tax identification
number.  Following notification, federal
funds and registration instructions should be
wired through the Federal Reserve System
[the investor must have the bank wire
transmitted]     to: Mitsubishi Global

Custody The Bank of California 475 Sansome

 Street, 15th Floor    [ABA #1210-0001-5 for

 credit to]     San Francisco, California

 94111    [Mitsubishi Global Custody, Account

 #001-054831 for further credit to S.I.S.
Mercator Equity Portfolio A/C #01643 or
S.I.S. Mercator Income Portfolio A/C #01644, depending on the Portfolio selected.]

     A completed Account Registration Form,
properly executed, must be filed with the
Transfer Agent immediately subsequent to the
initial wire    [or check].      Investors
should note that some banks may impose a wire service fee. The Fund reserves the right to suspend the offering of shares at any time and to reject any specific purchase request.

               Exchange of Shares

     Shares of each Portfolio  may be
exchanged for shares of the other Portfolio, at the relative net asset values of the shares, without payment of a fee. Exchanges may be made only for shares of a Portfolio which, at the time of exchange, are registered for sale, or exempt from registration, in the shareholder's state of residence. For federal income tax purposes, an exchange of shares is treated as if the shareholder had redeemed shares of one
Portfolio and reinvested the proceeds in shares of the other Portfolio. Thus, a gain or loss on the shares exchanged (redeemed) may be realized by the shareholder at the time of the exchange. The Fund reserves the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges on the exchange privilege upon 30 days prior written notice to shareholders.
Shareholders interested in an exchange of shares should contact the Transfer Agent.

       Dividends, Distributions and Taxes

     The Portfolios will distribute their
net investment income annually, in December, at which time they will also distribute substantially any net long-term capital gains and any net short-term capital gains realized during the fiscal year. Any net realized short-term capital gains will be distributed as ordinary income dividends, not capital gains.

     Dividends and distributions are
automatically reinvested in additional shares of the Portfolio unless the shareholder has notified the Administrator, in writing, of an election to receive dividends and/or distributions in cash. Dividends are reinvested on the ex-dividend date, at the net asset value of the shares, determined as of the close of the NYSE on that date.
Dividends (including short-term capital
gains) are treated as ordinary income and distributions are treated as long-term capital gains for U.S. federal tax purposes, whether received in cash or reinvested in additional shares, and regardless of the length of time the Portfolio's shares have been held. Shares purchased shortly before the record date for a dividend or distribution will have the effect of a return of capital, even though such dividends and distributions are subject to taxes.
Dividends and distributions may also be
subject to state and local taxes. The Fund will notify shareholders each year of the amount of dividends and any distributed long-term capital gains.

     The Advisor intends to monitor the
anticipated after-tax returns of the
Portfolios, as well as the anticipated pre-tax returns and, where appropriate, will act to minimize realized capital gains. This is likely to be a more important consideration for the Global Equity Portfolio, in which capital gains are expected to play a larger role than in the Global Income Portfolio.
However, the same principle will apply to both Portfolios. Realization of gains will be deferred only when not in conflict with the investment objectives of the Portfolios but, in general, this approach, which may be implemented by refraining from selling appreciated securities and/or selling depreciated securities at a loss to offset realized gains, will be followed where appropriate in the judgment of the Advisor.

     Dividends and interest received by the
Portfolios in certain countries will be
subject to foreign withholding taxes. If more than 50% of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations and governments, the Portfolio may elect to "pass-through" to shareholders, for foreign tax credit purposes under the Internal
Revenue Code of 1986, as amended ("Code"), the amount of foreign income taxes paid by the Fund with respect to its holdings of foreign securities. A Portfolio will make such an election only if management deems it to be in the best interests of shareholders.
If this election is made, shareholders of the Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio.
However, shareholders will be entitled to treat their pro-rata share of foreign taxes paid as either a deduction (an itemized deduction in the case of individuals) or a foreign tax credit (but not both) against U.S. income taxes on their federal tax return.

     Each Portfolio intends to qualify for
taxation as a "regulated investment company" under the Code, so that they will not be subject to federal income tax with respect to amounts distributed to shareholders.
Further, in the opinion of legal counsel for the Fund, the shares of the Portfolios are exempt from Pennsylvania county personal property taxes. A portion of the dividends paid by the Portfolios may be eligible for the dividends received deduction available to certain corporations under the Code. The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the tax consequences of an investment in the Portfolios.

              Redemption of Shares

     Shareholders may redeem shares of a
Portfolio, without charge, on any day when the NYSE is open. Redemption proceeds will ordinarily be sent on the next business day but, in any event, they will be sent within seven calendar days of the receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder in his or her Account Registration Form. The
Fund makes no charge for redemptions by wire, however, the shareholder's bank may impose a fee for wire services. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not send the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.

     Redemption requests received in "proper
form" by the Administrator prior to the close of business of the NYSE on any day when the exchange is open are priced at the net asset value of the shares calculated as of the close of the exchange on that day.
Redemption requests received in proper form by the Administrator after the close of the NYSE are priced at the net asset value per share determined on the next day when the NYSE is open for trading.

     "Proper form" means the written
redemption request includes the following:

     1.   The shareholder's account number
and Portfolio name;

     2.   The amount of the transaction
(specified in dollars or shares);

     3.   The signatures of all owners
exactly as they are registered;

     4.   Other supporting legal
documentation that might be required, in the case of estates, corporations, trusts, and certain other account;

     5.   Telephone confirmation, if
requested.

     In addition, the Fund will pay
redemption proceeds to a pre-authorized bank account of the investor pursuant to a request made by the investor by telephone.

     In order to arrange for redemption by
wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer
Agent.

     The Fund reserves the right to refuse a
wire or telephone redemption if it is
believed advisable to do so    [management
has reason to doubt the authenticity of the
request.  The Fund will employ reasonable
procedures to confirm that instructions
communicated by telephone are genuine.  The
Fund may request the caller to provide
certain personal or account information for
the purpose of establishing the caller's
identity.  The Fund will not be liable for
following instructions that it reasonably
believes are genuine].      Procedures for
redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

     The Fund may suspend the right of
redemption or postpone payment at times when the NYSE is closed or when emergency exists, as determined by the U.S. Securities and Exchange Commission. Further, if the Board of Directors determines it would be detrimental to the best interest of a Portfolio's remaining shareholders to make a redemption payment in cash, the redemption proceeds may consist, in whole or in part, of readily marketable securities. Portfolio securities distributed in redemption of Fund shares would be valued as described under "Price of Portfolio Shares" and the shareholder will incur expenses, such as the payment of brokerage commissions, on the sale of such securities.

            Performance Calculations

     From time to time, performance
information, such as yield or total return for each Portfolio may be quoted in advertisements or in communications to shareholders. Performance quotations of the
Portfolios represent their past performance and should not be considered as representative of future results. Current yield will be calculated by dividing the net investment income earned per share by the Portfolio, during the period stated in the advertisement or communication (based on the average daily number of shares entitled to receive dividends outstanding during the period), by the maximum net asset value per share on the last day of the period, and annualizing the result on a semi-annual compounded basis.

     A Portfolio's total return may be
calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement or communication). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change over the stated period.

     To assist investors to better evaluate
how an investment in a Portfolio might
satisfy their investment objective, the
Portfolios may disseminate performance data such as yield and/or total return information. Communications may compare the investment performance of the Portfolios to benchmarks, indices or averages, including indices published by the Lipper Organization;
Morgan Stanley; Shearson Lehman Hutton;
Salomon Brothers; Dow Jones; Standard &
Poor's and others.

              General Information

     The Fund was incorporated in Maryland
on July 6, 1995. The Portfolios expect to be capitalized by investments of approximately $26,660,000 in the Global
Equity Portfolio and $12,979,000 in the
Global Income Portfolio of securities and cash distributed as the result of liquidation of certain investment partnerships. These transactions will constitute tax-free reorganizations under the Code.

     Shareholders will participate pro rata
in the dividends, distributions and net
assets of the Portfolio(s) whose shares they own. The Fund is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or, upon the written request of the holders of 10% of the Fund's shares, to replace its Directors. The Fund sends semi-annual and annual reports of financial condition to shareholders of record. The annual report includes a list of portfolio securities and audited financial statements.

     Each share entitles the owner one vote
in all matters affecting the Portfolio whose shares the holder owns, which are submitted to a vote of shareholders, and on such other matters, submitted to a vote, such as the election of directors, which affect the Fund, in general.

    Custodian and Dividend Disbursing Agent

     The Bank of California, N.A., 475
Sansome Street, 15th Floor, San Francisco,
California 94111, is the Custodian of the cash and securities held by each of the Portfolios and Dividend Disbursing Agent.

      Counsel and Independent Accountants

     Stradley, Ronon, Stevens & Young serves
as legal counsel for the Fund. The firm of Tait, Weller & Baker has been selected independent accountants for the Fund.

          Information for Shareholders

     Investor and shareholder inquiries
should be directed to East Coast Consultants,
Inc. at 1325 Morris Drive, Suite 203, Wayne,
Pennsylvania 19087, Telephone No. 1-610-993-
0670     [2150].


STATEMENT OF ADDITIONAL INFORMATION
S.I.S. MERCATOR FUND, INC.




     This Statement of Additional
Information is not a prospectus, and should be read in conjunction with the prospectus, which can be obtained, without charge, from East Coast Consultants, Inc., the Distributor of the Fund, at 1325 Morris Drive, Suite 203,
Wayne, PA 19087, telephone No. 610-993-0670.




The date of this Statement of Additional
Information,
and the prospectus to which it relates, is
November 1    [20]    , 1995.



               TABLE OF CONTENTS

                                   Page

Investment Objectives and Policies         1
Fundamental Policies Operating Policies    2
Writing Listed Covered Call Options        3
Purchasing Listed Call Optins              5
Purchasing Listed Call    [Put]
Options                                    5
Dealer Options                             6
Futures Contracts                          7
Lending Portfolio Securities               9
Foreign Currency Transactions              9
Investment Performance                     9   [11]
Management of the Fund                     11
Principal Holders of Securities            11   [13]
Investment Management Services             13
Sale of Fund Shares                        14   [15]
Distribution                               15   [16]
Tax Status                                 16
/TABLE

         INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion under "Investment Objectives and
Policies" in the prospectus.  The "Fundamental
Policies" of the Portfolios are described below and may not be changed without the approval of the lesser of: a vote of the holders of a majority of the outstanding shares of the Portfolio or, 67% of the shares represented at a meeting of shareholders of the Portfolio at which the holders of at least 50% or of the shares are represented.


                FUNDAMENTAL POLICIES

     As a matter of fundamental policy, each
Portfolio will not:

     (1)  borrow money, except from banks as a
temporary measure for extraordinary or emergency purposes, including redemption of its shares, and then only in amounts not exceeding 33 1/3% of its total assets, valued at market. The Portfolios also may acquire futures contracts and options thereon as set forth in (2) below;

     (2)  purchase or sell commodities or
commodity contracts; except that the Portfolios may (i) enter into financial (including currency) futures contracts and options thereon on an initial and variation margin basis;

     (3)  purchase the securities of any issuer
if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

     (4)  make loans, although a Portfolio may
enter into repurchase agreements and lend its portfolio securities;

     (5)  as to 75% of its total assets,
purchase the securities of an issuer if as a result: (a) more than 5% of the value of the Portfolio's assets would be invested in the securities of that issuer or (b) it would own more than 10% of the voting securities of that issuer;

     (6)  purchase or sell real estate although
it may purchase securities secured by real estate or representing interests therein;

     (7)  issue senior securities;

     (8)  underwrite securities issued by other
persons, except to the extent that a Portfolio or the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1993 in connection with the purchase and sale of securities in the ordinary course of pursuing its investment program.


                 OPERATING POLICIES

     The following operating policies have been established by the Board of Directors. A
Portfolio will not:

     (1)  invest in companies for the purpose of
exercising management or control;

     (2)  purchase a security if, as a result of
such purchase, more than 15% of the value of the Portfolio's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

     (3)  purchase securities of any investment
company, except in compliance with the Investment
Company Act of 1940 and applicable state law; or

     (4)  sell securities short.

     Operating policies are established, and may be changed, by the Board of Directors without approval of shareholders.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Advisor ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation;
government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

     In analyzing companies for investment in the Global Equity Portfolio, the Advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital, healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing;
efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of companies, the companies in which the Portfolio invests normally will have a record of paying dividends, which the Advisor expects to increase in future years as earnings increase.

     In analyzing investments in the Global
Income Portfolio, the Advisor will ordinarily look for a high and sustainable real and nominal income flow. The bonds included in the Portfolio will generally be issued by national governments, supranational institutions or securities of high-quality companies with liquid markets. The
Global Income Portfolio may also invest in relatively high yielding equities of good quality companies at times when the Advisor believes the market price of the equity securities is likely to be more stable than that of debt securities.


        WRITING LISTED COVERED CALL OPTIONS

     The Portfolios may write (sell) listed
(exchange traded) covered call options and purchase listed options to close out options previously written. In writing covered call options, a Portfolio would expect to generate premium income, which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the optioned security or currency. Covered call options will generally be written on securities or currencies which, in the Advisor's opinion, are not expected to experience any major price increases in the near future but which, over the long term, are deemed to be attractive investments.

     A call option gives the buyer the right to purchase a security or currency at a specified price (the exercise price), at expiration of the option (European options) or at any time until the expiration date of the option (American options).
As long as the obligation of the writer of a call option continues, the buyer may require the seller to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the option, or such earlier time when the writer effects a closing transaction by purchasing an identical option. To secure the obligation to deliver the underlying security or currency, the option seller must deposit in escrow the underlying security or currency or other assets in accordance with the rules of the clearing corporation. The Portfolio will sell covered call options, only. This means that the Portfolio will own the security or currency subject to the option, or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the option it has sold, or will establish and maintain with its custodian for the term of the option, a segregated account consisting of cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to the market value of the optioned securities or currencies, and marked to market daily. A
Portfolio will not write a covered call option if, as a result, the aggregate market value of all optioned portfolio securities or currencies and put option obligations exceeds 25% of the market value of the Portfolio's net assets.

     Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolios' investment objectives. The Advisor believes writing covered call options is a conservative investment technique involving relatively little risk (in contrast to writing uncovered options), but capable of enhancing a Portfolio's total return.
When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase of the optioned security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. If a call option which the Fund has written expires, the Fund will realize income in the amount of the premium. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency.

     The premium received is the market value of an option. This value is established by market factors and ordinarily fluctuates from day to day.
In determining whether a particular call option should be written on a particular security or currency, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency, or to permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect such closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold.

     Call options written by a Portfolio will normally have expiration dates of less than nine months from the date written. From time to time, a Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

     A Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.


           PURCHASING LISTED CALL OPTIONS

     The Portfolios may purchase listed call
options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency, at the exercise price, at any time during the option period (American option) or at the expiration date of the option
(European option). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.
Call options may be purchased for the purpose of increasing current return, to avoid tax consequences which might reduce its current return, or to acquire the optioned securities or currencies.

     The purchase of a call option enables the Portfolio to acquire the optioned securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also enable a Portfolio to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases.
So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option and transaction costs.

     A Portfolio may also purchase call options on securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses. Purchasing call options entails the risk that the price of the optioned securities will not exceed the exercise price of the option in which case the option will expire without value.


           PURCHASING LISTED PUT OPTIONS

     The Portfolios may purchase listed put
options. As the holder of a put option, the Portfolio has the right to sell the optioned security or currency at the exercise price at any time during the option period. A Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. Such an option would permit the Portfolio to sell the optioned security or currency at the exercise price regardless of any decline in the value of the security or currency.
For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

     A Portfolio may also purchase put options when it does not own the optioned security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction, in which case the Portfolio's profit or loss on the transaction will depend on whether the price it paid for the option exceeds the price it received on its sale (plus transaction costs).


                   DEALER OPTIONS

     The Portfolios may also buy and sell dealer options. Certain risks are specific to these options. While the Portfolio looks to a clearing corporation to exercise listed options, if a Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio, as well as loss of the expected benefit of the transaction.

      Listed options generally have a continuous liquid market while dealer options have none.
Consequently, a Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio sold the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree, and which the Advisor believes, will be capable of entering into closing transactions, there can be no assurance that a Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate the option securities or currency until the option expires or is exercised. In the event of insolvency of the contra party, the Portfolio may be unable to liquidate a dealer option. The inability to enter into a closing transaction may result in material losses to a Portfolio.

     Dealer options and the assets used to secure dealer options currently are considered illiquid securities. Accordingly, dealer options will be subject to the Portfolios' restriction that not more than 15% of the value of a Portfolio's assets may be invested in illiquid securities.


                 FUTURES CONTRACTS

     The Portfolios may enter into financial
futures contracts, including stock index, interest rate and currency futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities or currencies at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies. The Portfolios will only buy and sell standardized contracts.

     Securities index futures contracts may be used to provide a hedge for a portion of a Portfolio's, as a cash management tool, or as an efficient way for the Advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Portfolio may purchase or sell securities index futures with respect to any securities index whose movements are expected by the Advisor to have a significant correlation with movements in the prices of all or portions of the Portfolio's securities.

     Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio or protect the Portfolio from effects of currency fluctuations. In this regard, a Portfolio might sell interest rate futures as an offset (hedge) against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates. The
Portfolios will engage in transactions in financial futures contracts and options thereon only for bona fide hedging, return enhancement and risk management purposes.

     Transactions in financial futures contracts, and options thereon, will be limited so that margin on transactions not considered hedging under the rules of the Commodities Futures Trading
Corporation will not exceed 5% of a Portfolio's net assets. When a Portfolio has a long position in a futures contract or sells a put option on futures contracts or securities, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S.
government securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit).
When the Portfolio sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option).

     Successful use of futures contracts for
hedging purposes is subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in a market, the index or indices, securities or currencies on which the futures are written might advance and the value of securities or currencies held in the Portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its portfolio securities or currencies. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Portfolio's investments will tend to move in the same direction as the securities or currencies underlying the futures, which are intended to correlate to the price movements of the portfolio securities or currencies sought to be hedged. It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market
(adversely affecting securities or currencies held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those securities or currencies that it has hedged, because it would have offsetting losses in its futures positions.
In addition, in such situations, if the Portfolio had insufficient cash, it might have to sell securities or currencies to meet daily variation margin requirements. Such sales of securities or currencies might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Portfolio might have to sell securities or currencies at a time when it would be disadvantageous to do so.

     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying stock index, security or currency due to market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements.
Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Also, the margin requirements in the futures market are less than margin requirements in the securities markets; as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.


            LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional
income, each Portfolio may make loans of securities amounting to not more than 33 1/3% of its total assets. Securities loans would be made to broker-dealers and financial institutions pursuant to agreements requiring the loans to be secured by collateral at least equal to the current value of the securities lent and "marked-to-market" on a daily basis. Collateral will consist of cash, U.S. or foreign securities, letters of credit or cash equivalents. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The
Portfolio has a right to call a loan at any time.
The Portfolio will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of any important vote.
The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made after analysis of the pertinent facts by the Advisor when, in the judgment of the Advisor, the income from such loans would justify the risk.


           FOREIGN CURRENCY TRANSACTIONS

     The Portfolios may engage in forward foreign currency transactions to settle foreign securities transactions and/or manage foreign currency risk.
A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract is agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders
(usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

     The Portfolios will generally enter into forward foreign currency exchange contracts in two circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock in the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions.
The Portfolio will be able to protect itself against a loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the Advisor believes that the currency of a particular foreign country may suffer from, or enjoy, a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of one or more foreign currencies, approximating the value of some or all of a Portfolio's portfolio securities denominated in that foreign currency.
Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency, in the Advisor's judgment, act as an effective proxy for the Portfolio's currency exposure. The prediction of short-term currency market movement is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. The Advisor will consider the effect a substantial commitment of Portfolio assets to forward contracts would have on the investment program of the Portfolio and the flexibility of the Portfolio to purchase additional securities. Other than as set forth above, and immediately below, a Portfolio also will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is covered by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospects for currencies will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.


               INVESTMENT PERFORMANCE

Total Return

     The Portfolios compute their average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of the hypothetical $1,000 initial payment by $1,000 and taking the root of the quotient equal to the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. Average annual total return figures are determined in accordance with standard
SEC requirements. The Portfolios compute their aggregate total return by determining the aggregate compounded rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The calculations of average annual total and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring charges.
The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computations.

Yield

     The yield of the Portfolios may be
calculated by dividing the net investment income per share earned by the particular Portfolio during a 30 day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. A Portfolio's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

               MANAGEMENT OF THE FUND

     The officers and directors of the Fund are listed below. Unless otherwise noted, the address of each is 1325 Morris Drive, Suite 203, Wayne,
Pennsylvania 19087.

Dr. Richard T. Coghlan*

Age 50.  President and Chairman of the Board of
Directors. Also, President, director and controlling stockholder of the Advisor and Distributor.


Howard W. Gross

Age 65.  Director.  Business Consultant, West Palm
Beach, Florida.  Previously, Executive Vice
President, Henkel Corp.

Stephen Michael Alexander

Age 44.  Director.  Chief Executive Officer, IHI
Alchen, Inc., Bryn Mawr, Pennsylvania.

Lee G. Fishman

Age 41.  Director.  President, BPM Group, Inc.,
Merion Station, Pennsylvania.

Elliot C. Kauffman

Age 27. Treasurer and Senior Investment Manager of the Advisor.

Brian R. Cassidy

Age 30.  Secretary and Senior Administrator of the
Advisor.
[*]Dr. Coghlan is an "interested" director of the Fund, under the Investment Company Act of 1940, by reason of being affiliated with the Advisor.

                 Compensation Table


                              Pension or               Total
                              Retirement              Compensation
                               Benefits    Estimated   From
               Aggregate         Accrued     Annual      Registrant
                    Compensation      as Part     Benefits    and Fund
Name of Person,   From Registrant   of Fund  Upon        Complex Paid
Position       (Director's Fee)  Expenses    Retirement  to Directors

Richard T. Coghlan-0-              -0-       -0-       -0-
President and
Director

Howard W. Gross     $2,000         -0-       -0-       $2,000
Director

Stephen Michael     $2,000         -0-       -0-       $2,000
  Alexander
Director

Lee G. Fishman $2,000         -0-       -0-       $2,000
Director

     The Fund will pay directors, except Dr.
Coghlan, fees of $2,000 per year as shown above, plus reimbursement of expenses of attending meetings of the Board.


          PRINCIPAL HOLDERS OF SECURITIES

     As of the date of the prospectus, the
officers and directors of the Fund, as a group, owned less than 1% of the outstanding shares of either Portfolio.


           INVESTMENT MANAGEMENT SERVICES

     Under the Management Agreements with the Fund, the Advisor is responsible for supervising and directing the investments of the Portfolios in accordance with the Portfolio's investment objectives, policies and restrictions. Dr.
Coghlan, President of the Advisor, is also responsible for placing all security transactions of the Portfolios, and negotiation of commissions where possible.

     In transactions on U.S. stock exchanges, commissions are negotiated. Traditionally, commission rates have generally not been negotiated on foreign stock markets. In recent years, however, an increasing number of foreign stock markets have adopted systems of negotiated rates, although a number of markets continue to operate with schedules of minimum commission rates. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the security price usually includes a markup. In underwritten offerings, the price includes a disclosed, fixed commission.

     It is expected that securities will
ordinarily be purchased in the primary markets for the securities, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed, by the Advisor, the primary market.

     In purchasing and selling portfolio
securities, the Advisor seeks to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. Commission rates are checked for competitiveness by reference to rates paid by other institutional investors similar to the Fund.
The Advisor will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the Advisor or the Fund.

     The Advisor may cause the Fund to pay a
broker-dealer who furnishes brokerage and/or
research services a commission for executing a
transaction that is in excess of the commission
another broker would have charged for executing
the transaction if the Advisor determines in good
faith that the commission is reasonable in
relation to the value of the brokerage or research
services provided.   The Advisor may effect
principal transactions on behalf of the Portfolios with dealers who furnish research services and designate any such dealer to receive selling concessions, discounts or other allowances in connection with the acquisition of securities in underwritings.

     The Advisor receives a wide range of
research services from brokers and dealers covering investment opportunities throughout the world, including information on economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which the Portfolios are likely to invest. Each year, the Advisor assesses the contribution of the brokerage and research services provided by broker-dealers, and allocates a portion of the brokerage business of its clients, including the Fund, on the basis of these assessments. In no instance is a broker or dealer excluded from receiving business because it has not been identified as providing research services.

     The Investment Management Agreements between
the Advisor and the Fund were approved by the
Portfolios' initial shareholders on October 18
   [November 8],     1995 and became effective on
November 1, 1995    [the same date].      The
agreements require the Advisor to provide the
Portfolios with a continuous review of and
recommendations regarding investment of their
assets.  The agreements continue in full force
until October 31    [November 7],     1997, and
may be continued thereafter from year to year if renewed annually by a majority vote of the Board of Directors of the Fund, or by a vote of the holders of a majority of the outstanding voting securities of the Portfolios, but in either case, in order to effect any such continuance the terms of the agreement must also be approved by a majority vote, cast in person, of those Fund
Directors who are not parties to the agreement or interested persons of any such party, as defined by the Investment Company Act of 1940, at a meeting called for the purpose of considering the approval of the agreement. The agreement terminates automatically if it is transferred or assigned by either party, which would include a change of control of the Advisor, and may be terminated by either party without penalty on 60 days written notice.


                SALE OF FUND SHARES

     The Fund makes a continuous offering of its shares, but retains the right to reject any offer to purchase its shares.

     The net asset value per share of each
Portfolio is calculated as of the close of trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on the following days:
New Year's Day, Washington's Birthday, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day, and the Fund does not accept purchase or redemption orders on these days.

     Trading in securities owned by the
Portfolios may take place in various foreign markets on days (such as Saturday) when the Fund is not open for business and does not calculate the net asset value of the Portfolios. Events affecting the values of foreign portfolio securities that occur after the markets for these securities are closed but before the time the Portfolios' net asset values are calculated will not be reflected in the Portfolios' net asset values unless the Advisor, in accordance with policies adopted by the Board of Directors, determines that the particular event should be taken into account in computing the Portfolio's net asset value, in which case the affected securities would be valued in good faith, at fair value.

     Determination of net asset value (and the offering and redemption price of shares) of the Portfolios may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted
(c) an emergency exists as a result of which disposal of securities owned by a Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the SEC may, by order, permit for the protection of a Portfolio's shareholders.


                    DISTRIBUTION

     The Board of Directors of the Fund and
stockholders of each Portfolio approved a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the
"Plan") which provides for payment by each Portfolio of expenses related to the distribution of Fund shares and shareholder services. Under the Plan each Portfolio makes monthly payments of 1/48th of 1% of the net asset value of the Portfolio (.25% on an annual basis) based on the net asset value of the Portfolio.

     The Plan remains in effect until October 31
   [November 7],     1996 and may be continued for
one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Disinterested Directors of the Fund, at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time, without penalty, by a vote of a majority of the Fund's disinterested directors, or by vote of a majority of the outstanding voting securities of the Portfolios. The Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the Investment Company Act of 1940. Also while the
Plan remains in effect the nomination of the Disinterested Directors of the Fund is committed to the discretion of such Directors.

     The Board of Directors believe there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders by promoting the sale of shares and encouraging the retention of shares by holders. The benefits that would accrue to the Portfolios by an increase in the level of sales of shares are an enhanced ability to expand investment opportunities with increased cash and certain costs of operation would be decreased in proportion to the size of the Portfolio.


                     TAX STATUS

     Each Portfolio intends to qualify as a
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended
("Code"). In order to so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

     To the extent each of the Portfolios
qualifies for treatment as a regulated investment company, they will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be
imposed on the excess, if any, of each Portfolio's
"required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year, plus 98% of its capital gain net income recognized during the one-year period ending on October 31, plus undistributed amounts from prior years. The
Portfolios intend to make distributions sufficient to avoid imposition of the excise tax.
Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, a portion of the gains or losses realized on disposition of debt securities denominated in a foreign currency may also be treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses.

     When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Portfolio's assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the
liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal
Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Portfolio for the
purchase of a put option is recorded in the Portfolio's statement of assets and liabilities as an investment and is subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a listed option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a capital loss for federal income tax purposes equal to the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out an option on an index future will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. Certain options, futures contracts and options on futures contracts utilized by the Portfolios will be "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Dividends eligible for designation under the dividends received deduction and paid by a Portfolio will qualify in part for the 70% dividends received deduction for corporations provided, that the Portfolio shares have been held for at least 45 days.

     The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains and the portion of its dividends which may qualify for the 70% deduction.

     It is expected that certain dividends and interest received by the Portfolios will be subject to foreign withholding taxes. If more than 50% in value of the total assets of a Portfolio at the close of any taxable year consists of stocks or securities of foreign corporations, such fund may elect to treat any foreign taxes paid by it as if paid by its shareowners. The Portfolios will notify shareowners in writing each year whether they have made the election and the amount of foreign taxes it has elected to have treated as paid by the shareowners. If they make the election, its shareowners will be required to include in gross income their proportionate share of the amount of foreign taxes paid by the Portfolios and will be entitled to claim either a credit or deduction for their share of the taxes in computing their U.S.
federal income tax subject to certain limitations.
No deduction for foreign taxes may be claimed by shareowners who do not itemize deductions.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareowner's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of each Portfolio's income flows through to its shareowners. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of foreign tax credit) such as foreign source passive income received from the respective Portfolio. Because of changes made by the Code, shareowners may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolios.

     Shareholders may be subject to a 30% [31%] withholding tax on the dividends, distributions and redemption payments ("back-up withholding") if their certified taxpayer identification number is not on file with the Fund or if, to the Fund's knowledge, the shareholder has furnished an incorrect number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations.
The Code and regulations are subject to change by legislative or administrative action at any time and retroactively.

     Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes as well as the application of the foreign tax credit.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United
States withholding tax (or a reduced rate of withholding provided by treaty).

95960.3
                  [FINANCIAL STATEMENT

TAIT, WELLER & BAKER
Certified Public Accountants







 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of S.I.S. Mercator Fund, Inc.
Wayne, Pennsylvania


We have audited the accompanying statement of assets and liabilities of S.I.S. mercator Fund, Inc. (comprising, respectively, the Global Equity
Portfolio and the Global Income Portfolio) as of November 8, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Global Equity Portfolio and the Global Income
Portfolio as of November 8, 1995, in conformity with generally accepted accounting principles.





          /s/Tait, Weller & Baker


Philadelphia, Pennsylvania
November 8, 1995
S.I.S. MERCATOR FUND, INC.

Statement of Assets and Liabilities

November 8, 1995



                         Global          Global

                         Equity          Income
                        Portfolio      Portfolio
ASSETS
  Cash                   $100,000       $50,000
  Prepaid registration fees      2,300         2,300
  Deferred organization expe
nse (Note 2B)              28,750         28,750

     Total assets         131,050        81,050


LIABILITIES

  Due to East Coast for expen
ses advanced (Note 2B)          27,800        27,800
  Accrued expenses          3,250         3,250

     Total liabilities          31,050         31,050

NET ASSETS (Note 3)      $100,000        $50,000

Net asset value,
  offering and redemption
 price per share                $10.00        $10.00


At November 8, 1995 the
 components of
  net assets were as follows:

  Paid-in capital             $100,000        $50,000
























                            See notes to statement of
assets and liabilities
S.I.S. MERCATOR FUND, INC.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

November 8, 1995

(1)  ORGANIZATION

     S.I.S. Mercator Fund, Inc. (formerly Navigator
     Fund, Inc.) (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the
     "1940 Act"), as an open-end management investment company and is authorized to issue shares in separate series. The Fund currently offers shares in two diversified series, the Global Equity
     Portfolio and the Global Income Portfolio (the
     "Portfolios").

     The Fund was incorporated on July 6, 1995, and between that date and November 8, 1995 the Fund had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws. On
     November 8, 1995 the Fund sold 10,000 shares of the Global Equity Portfolio for $100,000 and 5,000 shares of the Global Income Portfolio for $50,000
     (the "Initial Shares") to Richard T. Coghlan, an
     Officer and director of the Fund and principal shareholder of East Coast Consultants, Inc. ("East
     Coast"), the Fund's principal underwriter and a general partner of Strategic Investment Services
     ("Strategic"), the Fund's investment advisor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements.
     These policies are in accordance with generally accepted accounting principles.

     A. Federal Income Taxes. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     B. Deferred Organization Expenses. All of the expenses incurred by the Fund in connection with the organization and the registration of the Portfolios' shares were borne equally by each Portfolio and are being amortized to expense on a straight-line basis over a period of five years. Certain of the Fund's organization expenses were advanced by East
          Coast which the Fund will reimburse after operations commence.

(3)  CAPITAL STOCK

     At November 8, 1995, the authorized capital of the Fund consisted of one billion shares of $.01 par value common stock with 100 million shares designated and classified the Global Equity
     Portfolio and 100 million shares designated and classified the Global Income Portfolio.

S.I.S. MERCATOR FUND, INC

NOTES TO STATEMENT OF ASSETS AND LIABILITIES -
(Continued)

November 8, 1995

(4)  INVESTMENT MANAGEMENT FEE AND ADMINISTRATION FEE

     Investment Advisory Agreement. Strategic provides investment management services to each of the Portfolios under an Investment Advisory Agreement.
     Strategic provides the Portfolios with continuous investment programs, a trading department, and selects brokers and dealers to effect securities transactions. As compensation for its services
     Strategic is paid a monthly fee which is equal to the annual rate of 0.90% of each Portfolio's average daily net assets.

     Administration Agreement. Strategic also serves as the Administrator of the Fund under an Administration Agreement. The services include the administration of the Fund's business affairs, supervision of services provided by other organizations providing services to the Fund, including the custodian, dividend disbursing agent, legal counsel and independent accountants, preparation of certain Fund records and documents, record keeping and accounting services. As compensation for these services Strategic is paid a monthly fee which is equal to the annual rate of 0.25% of each Portfolio's average daily net assets.


(5)  DISTRIBUTION PLANS

     Distribution Plan.  The Portfolios have adopted
     Distribution Plans pursuant to rule 12b-1 under the '40 Act, whereby each Portfolio may make monthly payments at the annual rate of 0.25% of each Portfolio's average net assets to East Coast for providing certain distribution services.
     These services can include: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, and to defray overhead expenses of East Coast incurred in connection with the promotion and sale of Fund shares.

     Shareholder Services Plan. The Portfolios have also adopted Shareholder Services Plans (the
     "Plans") which are designed to promote the retention of shareholder accounts. Under these Plans, the Portfolios are authorized to pay East
     Coast a monthly fee which, on an annual basis, may not exceed 0.25% of the average net assets of each Portfolio. Payments under the Plans would be used, among other things, to compensate persons and/or organizations that provide services to shareholders that are designed to encourage them to maintain their investments in the Portfolios.

(6)  OTHER TRANSACTIONS WITH AFFILIATES

     Certain officers and directors of the Fund are also officers and/or directors of Strategic and East Coast.

                       PART C

                 OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
(a)  Financial Statements

**   [Statement of Assets and Liabilities as of
November 8, 1995 and Report of Independent
Accountants***]

(b)  Exhibits
  (1)  Articles of Incorporation*
         (i)  Amendment to Articles of Incorporation
  (2)  By-Laws*
  (3)  None
  (4)  (i)  Specimen Security of The Global Equity
            Portfolio*
          (ii) Specimen Security of The Global
         Income Portfolio*
  (5)  (i)  Investment Advisory Agreement re the
              Global Equity Portfolio*
          (ii) Investment Advisory Agreement re the
              Global Income Portfolio*
  (6)  Agreement with East Coast Consultants,Inc.*
  (7)  None
  (8)  (i)    Custody Agreement with Bank of
              California, N.A.   [*]
  (9)    (i)  Administration Agreement - Global
              Equity Portfolio*
      (ii)    Administration Agreement - Global
              Income Portfolio*
      (iii)   Transfer Agency Agreement*
         (iv) Shareholder Service Plan*
  (10) Opinion of counsel - to be filed with Rule
              24f-2 Notice
  (11) Consent of Independent Accountants**
  (12) Not applicable
  (13) Subscription Agreement under Section
         14(a)(3)of Investment Company Act of 1940
  (14) None
  (15) Distribution Plan*
  (16) Schedule for computation of performance
                        quotations   [**
  (17) Financial Data Schedule]

         *Previously filed with original registration statement on
      July 28, 1995.

    **To be filed by amendment.

      [***Included in Statement of Additional
Information.]
Item 25.  Persons Controlled by or Under Common
Control with
              Registrant

              None    [As of November 8, 1995,
              Richard T. Coghlan, Chairman of the
              Registrant and principal of the
              investment advisor and distributor was
              the sole shareholder of the
              Registrant.]

Item 26.  Number of Holders of Securities

                   (1)
         (2)

                                       Number
of Record Holders
              Title of Class      as of October
18    [November 8]    , 1995

              Par Value $.01
                 [Global Equity Portfolio]
         1
                 [Global Income Portfolio
         2]

Item 27.  Indemnification

              Section 1 of Article XI of the
              Registrant's By-Laws provides for
              indemnification, as set forth below.

              With respect to the indemnification of
              the Officers and Directors of the
              corporation:

                   (a)  the Corporation shall
              indemnify each Officer and Director
              made party to a proceeding, by reason
              of service in such capacity, to the
              fullest extent, and in the manner
              provided under Section 2-418 of the
              Maryland General Corporation Law:  (i)
              unless it is proved that the person
              seeking indemnification did not meet
              the standard of conduct set forth in
              subsection (b)(1) of such section; and
              (ii) provided, that the Corporation
              shall not indemnify any Officer or
              Director for any liability to the
              Corporation or its security holders
              arising from the willful misfeasance,
              bad faith, gross negligence or
              reckless disregard of the duties
              involved in the conduct of such
              person's office.

                   (b)  The provisions of clause
              (i) of paragraph (a) herein
              notwithstanding, the Corporation shall
              indemnify each Officer and Director
              against reasonable expenses incurred
              in connection with the successful
              defense of any proceeding to which
              such Officer or Director is a party by
              reason of service in such capacity.

                   (c)  The Corporation, in the
              manner and to the extent provided by
              applicable law, shall advance to each
              Officer and Director who is made party
              to a proceeding by reason of service
              in such capacity the reasonable
              expenses incurred by such person in
              connection therewith.

Item 28.  Business and Other Connections of
Investment Advisor

              Registrant's Investment Advisor (the
              "Advisor") was  organized in March,
              1989.  The principal place of business
              of the Advisor is 1325 Morris Drive,
              Suite 203, Wayne, PA 19087.  The
              Advisor is engaged in the business of
              providing investment advice and will
              provide registrant with administrative
              and transfer agency services.

              The business, profession, vocation or
              employment of a substantial nature in
              which each officer of the Advisor is
              or has been, during the past two
              fiscal years, engaged for his own
              account in the capacity of director,
              officer, employee, partner or trustee
              is as follows:

              Dr. Richard T. Coghlan, Chief
              Executive and Investment Officer of
              the Advisor.

              Brian R. Cassidy, investment
              accountant of the Advisor since May,
              1994, was previously a tax accountant
              with the Internal Revenue Service.

              Elliot C. Kauffman, a Senior
              Investment Manager of the Advisor
              since April, 1994, was previously a
              Financial Auditor for McGraw-Hill,
              Inc.

Item 29.  Principal Underwriters

              (a)  East Coast Consultants, Inc.,
                   1325 Morris Drive, Suite 203,
                   Wayne, PA 19087.

              (b)  See response to item 28, which
                   is incorporated herein by
                   reference.

              (c)  None.

Item 30.  Location of Accounts and Records

              Accounts and records are maintained by
              the Advisor at the address set forth
              in response to item 28 and the
              custodian at 475 Sansome Street, San
              Francisco, CA  94111.

Item 31.  Management Services

              Registrant has entered into
              Administration Agreements with the
              Advisor which have been filed as
              Exhibits 9(i) and (ii) to this
              Registration Statement.  Such services
              are described in Part A hereof under
              "Fund Administration."

Item 32.  Undertakings

              (a)  Registrant hereby undertakes to
                   file an amendment to the
                   Registration Statement with
                   certified financial statements
                   showing the initial capital
                   received before accepting
                   subscriptions from any persons
                   in excess of 25.

              (b)  Registrant undertakes to file a
                   post-effective amendment using
                   uncertified financial statements
                   within four to six months from
                   the effective date of the
                   registration statement.

              (c)  Registrant undertakes, if
                   requested to do so by the
                   holders of at least 10% of its
                   outstanding shares, to call a
                   meeting of shareholders for the
                   purpose of voting on the
                   question of removal of a
                   director or directors, and to
                   assist in communications with
                   other shareholders as required
                   by section 16(c) of the
                   Investment Company Act of 1940.

                       PART C

                    EXHIBIT LIST


EXHIBIT
                        PAGE

 (1)          Amendment No. 1 to Articles of
Incorporation

 (2)     Custody Agreement with Bank of California,
N.A.             [Financial Data Schedule
                   Global Equity Portfolio
                   Global Income Portfolio

 (2)          Consent of Independent Accountants

 (3)          Subscription Agreement
              under Section 14(a)(3) of
              the Investment Company Act
              of 1940

              Financial Data Schedule


              THIS SCHEDULE CONTAINS SUMMARY
FINANCIAL INFORMATION EXTRACTED FROM REGISTRANT'S
STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER
8, 1995 AND IS QUALIFIED IN ITS ENTIRETY BY
REFERENCE TO SUCH STATEMENT.

Global Equity Portfolio
Investment-cost                          0
Investments                              0
Receivables                              0
Other assets                      $131,050
Balancing amount to total assets         0
Total assets                       131,050
Accounts payable for securities          0
Senior long-term debt                    0
Balancing amount to total liabilities    31,050
Total liabilities                        31,050
Senior equity securities                 0
Paid-in-capital-common shareholders         $100,000
Number of shares or units- current period     10,000
Number of shares or units-  prior period      0
Accumulated undistributed net
  investment income (current year)            0
Over distribution of net
  investment income                      0
Accumulated undistributed net
  realized gains (losses)                0
Over distribution of realized gains           0
Accumulated net unrealized
  appreciation (depreciation)                 0
Net assets                               0
Dividend income                          0
Interest income                          0
Other income                        0
Expenses-net                        0
Net investment income (loss)             0
Realized gains (losses) on investments   0
Net increase (decrease) in
  appreciation (depreciation)                 0
Net increase (decrease) in net
  assets resulting from operations            0
Net equalization charges and credits     0

              Financial Data Schedule


              THIS SCHEDULE CONTAINS SUMMARY
FINANCIAL INFORMATION EXTRACTED FROM REGISTRANT'S
STATEMENT OF ASSETS AND LIABILITIES AS OF NOVEMBER
8, 1995 AND IS QUALIFIED IN ITS ENTIRETY BY
REFERENCE TO SUCH STATEMENT.


Global Income Portfolio

Investment-cost                          0
Investments                              0
Receivables                              0
Other assets                             81,050
Balancing amount to total assets         0
Total assets                             81,050
Accounts payable for securities          0
Senior long-term debt                    0
Balancing amount to total liabilities    31,050
Total liabilities                        31,050
Senior equity securities                 0
Paid-in-capital-common shareholders      50,000
Number of shares or units-current period 5,000
Number of shares or units-prior period   0
Accumulated undistributed net
  investment income (current year)       0
Over distribution of net
  investment income                      0
Accumulated undistributed net
  realized gains (losses)                0
Over distribution of realized gains      0
Accumulated net unrealized
  appreciation (depreciation)            0
Net assets                               0
Dividend income                          0
Interest income                          0
Other income                             0
Expenses-net                             0
Net investment income (loss)             0
Realized gains (losses) on investments   0
Net increase (decrease) in
  appreciation (depreciation)            0
Net increase (decrease) in net
  assets resulting from operations       0
Net equalization charges and credits     0










      CONSENT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS





         We have issued our report dated November
  8, 1995 accompanying the November 8, 1995
  Statement of Assets and Liabilities of
  S.I.S. Mercator Fund, Inc. (comprising,
  respectively, the Global Equity Portfolio and the Global Income Portfolio) which is included in Part C of Post-Effective
  Amendment No. 1 to this Registration
  Statement and Prospectus. We consent to the use of the aforementioned report in the Registration Statement and Prospectus.




                                       TAIT,
  WELLER & BAKER

  Philadelphia, Pennsylvania
  November 16, 1995]


                             [AGREEMENT

              This Agreement is made this 8th day of
November, 1995 among S.I.S. Mercator Fund, Inc., a
Maryland corporation (the "Fund"), and Richard T.
Coghlan ("Coghlan"), an individual residing at Villanova, Pennsylvania.
                W I T N E S S E T H:
              WHEREAS, the Fund is comprised of two
classes of shares, designated the Global Equity
Portfolio and the Global Income Portfolio, respectively ("Portfolios"), and
              WHEREAS, Coghlan desires to acquire
shares of the Fund as provided herein.
              NOW, THEREFORE, intending to be
legally bound, the parties agree as follows:
              1.   The Fund shall provide Coghlan
with copies of its registration statement filed with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933 ("Registration Statement").
              2.   Coghlan shall contribute cash in
the amount of $150,000 to the capital of the Fund.
$100,000 will be contributed to the Global Equity
Portfolio and $50,000 to the Global Income
Portfolio.
              3.   In consideration of the
contribution described in Section 2 above, the Fund shall issue shares of common stock of the Portfolios so designated at a purchase price per share equal to the net asset value per share of the Portfolios, calculated in the manner described in the Registration Statement. For the purpose of the initial issuance of shares, the purchase price shall be $10.00 per share. The shares will not be registered under the Securities Act of 1933, as amended ("Act"), on the basis of an exemption from registration set forth in section 4(2) of the Act and may not be sold or transferred in absence of registration under the Act except in a transaction which is exempt from registration. The foregoing restriction on transferability does not prohibit redemption of the shares as provided in the registration statement.
              4.   The Fund hereby represents and
warrants to Coghlan that upon issuance, on the terms provided herein, the shares of the Portfolios issued hereunder shall be duly and validly issued, legally outstanding shares of common stock of the Fund.
              5.   Coghlan represents and warrants
that he is buying the shares for investment and has no present intention to sell or redeem the shares.
              IN WITNESS WHEREOF, the parties have
executed this Agreement as of the date first written above.
                                       S.I.S.
                                       Mercator
                                       Fund,
                                       Inc.


Attest:                  ___________   By:
           _________
       Secretary                      President


Witness:_______________________
______________________________
                                       Richard
T. Coghlan




                     Signatures


         Pursuant to the requirements of the
Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant, S.I.S. Mercator Fund,
Inc.,     tifies that it meets all of the
requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b)
under the Securities Act of 1933 and]     duly
caused this Amendment No. 1 to the Registration
Statement to be signed on its behalf by the
undersigned, thereunto duly authorized, in
Tredyffrin Township, and the Commonwealth of
Pennsylvania on the     20th]     day of October
   [November]    , 1995.

                                       S.I.S.
Mercator Fund, Inc.


                                       By:
   [/s/Richard T. Coghlan]
                            Richard T. Coghlan,

President


         Pursuant to the requirements of the
Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature                         Title
              Date


                                  President,
October   [November 20]    , 1995
   [/s/Richard T. Coghlan]             Principal
Executive
Richard T. Coghlan           Officer and Director


                                  Treasurer,
October   [November 20]    , 1995
   [/s/Elliot C. Kauffman]             Principal
Elliot C. Kauffman           Financial Officer


                             Director  October
,   [November 20,]     1995
Howard W. Gross


   [/s/Stephen Michael Alexander]    Director  October
,   [November 20,]     1995
Stephen Michael Alexander


   [/s/Lee G. Fishman]                 Director
October ,   [November 20,]     1995
Lee G. Fishman


98770.1